Janus Henderson Low Duration Multi-Sector Income Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 543
Expense Example, No Redemption, 3 Years	840
Expense Example, No Redemption, 5 Years	1,157
Expense Example, No Redemption, 10 Years	2,057
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	626
Expense Example, No Redemption, 5 Years	1,132
Expense Example, No Redemption, 10 Years	2,317
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,181
Expense Example, No Redemption, 10 Years	2,705
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	1,356
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	404
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,880
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,286
Expense Example, No Redemption, 10 Years	2,908
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	693
Expense Example, No Redemption, 10 Years	$ 1,614